Financial instruments and risk management - Summary of financial instruments carried at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 8,872	$ 8,495
Loans to equity accounted units	800	509
Other financial liabilities	(66)	0
Held at fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	8,872	8,495
Investments in equity shares and funds	318	279
Other investments, including loans	833	609
Trade and other financial receivables	3,913	3,342
Loans to equity accounted units	800	509
Forward, option and embedded derivative contracts	59	27
Derivatives related to net debt	151	24
Trade and other financial payables	(8,113)	(6,536)
Forward, option and embedded derivatives contracts	(277)	(180)
Derivatives related to net debt	(231)	(367)
Other financial liabilities	(66)	0
Held at fair value | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivative contracts	112	61
Forward, option and embedded derivatives contracts	(230)	(156)
Held at fair value | Level 1
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	3,725	4,893
Investments in equity shares and funds	179	96
Other investments, including loans	25	230
Trade and other financial receivables	4	15
Loans to equity accounted units	0	0
Forward, option and embedded derivative contracts	0	0
Derivatives related to net debt	0	0
Trade and other financial payables	0	0
Forward, option and embedded derivatives contracts	0	0
Derivatives related to net debt	0	0
Other financial liabilities	0	0
Held at fair value | Level 1 | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivative contracts	0	0
Forward, option and embedded derivatives contracts	0	0
Held at fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Investments in equity shares and funds	0	0
Other investments, including loans	3	0
Trade and other financial receivables	1,440	1,379
Loans to equity accounted units	0	0
Forward, option and embedded derivative contracts	0	0
Derivatives related to net debt	151	24
Trade and other financial payables	(190)	(144)
Forward, option and embedded derivatives contracts	0	0
Derivatives related to net debt	(231)	(367)
Other financial liabilities	0	0
Held at fair value | Level 2 | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivative contracts	23	42
Forward, option and embedded derivatives contracts	(68)	(48)
Held at fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Investments in equity shares and funds	139	183
Other investments, including loans	324	275
Trade and other financial receivables	0	0
Loans to equity accounted units	0	0
Forward, option and embedded derivative contracts	59	27
Derivatives related to net debt	0	0
Trade and other financial payables	0	0
Forward, option and embedded derivatives contracts	(277)	(180)
Derivatives related to net debt	0	0
Other financial liabilities	0	0
Held at fair value | Level 3 | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivative contracts	89	19
Forward, option and embedded derivatives contracts	(162)	(108)
Held at amortised cost
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	5,147	3,602
Investments in equity shares and funds	0	0
Other investments, including loans	481	104
Trade and other financial receivables	2,469	1,948
Loans to equity accounted units	800	509
Forward, option and embedded derivative contracts	0	0
Derivatives related to net debt	0	0
Trade and other financial payables	(7,923)	(6,392)
Forward, option and embedded derivatives contracts	0	0
Derivatives related to net debt	0	0
Other financial liabilities	(66)	0
Held at amortised cost | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivative contracts	0	0
Forward, option and embedded derivatives contracts	$ 0	$ 0